Document and Entity Information - USD ($)	12 Months Ended
	Nov. 30, 2018	Feb. 07, 2019	May 31, 2018
Details
Registrant Name	MASCOTA RESOURCES CORP.
Registrant CIK	0001536089
SEC Form	S-1
Period End date	Nov. 30, 2018
Fiscal Year End	--11-30
Trading Symbol	macr
Tax Identification Number (TIN)	364752858
Number of common stock shares outstanding		6,491,190
Public Float			$ 0
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Small Business	true
Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Incorporation, State Country Name	Nevada
Entity Address, Address Line One	7976 East Phillips Circle
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112-3231
Entity Address, Address Description	Address of principal executive offices, including Zip Code
City Area Code	303
Local Phone Number	961-7690
Phone Fax Number Description	Issuer’s telephone number, including area code